UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund III

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.9%
MUNICIPAL BONDS & NOTES 161.8%
CALIFORNIA 157.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$1,250	$1,388
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	8,861
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,099
6.000% due 06/01/2042	7,000	6,981
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	2,000	1,852
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039 (b)	19,800	21,899
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	500	520
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.000% due 08/15/2038	5,000	5,367
5.250% due 11/15/2040	4,550	5,232
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,542
6.000% due 07/01/2039	4,000	4,551
6.500% due 11/01/2038	500	593
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,438
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,091
6.000% due 08/15/2042	1,200	1,396
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	8,305	8,883
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	650	695
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,000	1,086
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	10,858
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	835	1,078
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,333
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	8,512
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,533
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	2,000	2,372
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,752
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	9,200	10,107
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	945	947
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,100	3,416
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	2,108
6.750% due 02/01/2038	6,430	7,582
California Statewide Communities Development Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	4,500	4,591
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,300	1,396
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	2,030	2,180
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	555
7.500% due 06/01/2042	990	1,087
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	11,847
6.000% due 08/15/2042	1,800	2,095
6.500% due 11/01/2021	365	401
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,152
5.375% due 05/15/2038	2,000	2,209
Ceres Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2003
5.000% due 11/01/2033	1,150	1,175

Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,311
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	1,415	1,415
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	27,240	22,559
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	8,000	8,710
JPMorgan Chase Putters/Drivers Trust, California Revenue Bonds, Series 2009
5.000% due 07/01/2037 (b)	5,000	5,364
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	598
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,772
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	2,120	2,322
Los Angeles Community College District, California General Obligation Bonds, Series 2009
11.906% due 08/01/2033 (c)	1,000	1,351
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015
5.000% due 12/01/2044	1,850	2,036
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (b)	10,000	11,048
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,238
5.000% due 07/01/2043	2,115	2,335
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,314
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2015
5.000% due 07/01/2044	500	553
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 10/01/2034 (b)	10,000	11,189
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,825	14,257
7.000% due 11/01/2034	1,285	1,737
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	596
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,182
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	3,000	3,364
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,397
Poway Unified School District, California Special Tax Bonds, Series 2005
5.125% due 09/01/2028	1,875	1,889
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,443
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,052
Rocklin Unified School District Community Facilities District, California Special Tax Bonds, (NPFGC Insured), Series 2004
5.000% due 09/01/2029	500	501
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,344
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,433

San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,828
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,510
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,468
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	621
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	1,505	1,665
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,802
San Marcos Public Facilities Authority, California Tax Allocation Bonds, (FGIC Insured), Series 2003
5.000% due 08/01/2033	12,200	12,241
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034 (a)	885	994
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,107
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	500	552
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,378
Torrance, California Revenue Bonds, Series 2001
5.500% due 06/01/2031	2,950	2,998
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,722
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	2,000	2,253

Westlake Village, California Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2039	1,000	1,030

		345,239

ILLINOIS 1.4%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	2,964

INDIANA 2.4%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.750% due 09/01/2042	5,000	5,188

NEW JERSEY 0.3%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	735

Total Municipal Bonds & Notes (Cost $324,678)		354,126

SHORT-TERM INSTRUMENTS 7.1%
REPURCHASE AGREEMENTS (d) 5.3%		11,700

SHORT-TERM NOTES 1.7%
Federal Home Loan Bank
0.040% due 07/10/2015	2,600	2,600
0.070% due 08/14/2015	1,000	1,000

		3,600

U.S. TREASURY BILLS 0.1%
0.028% due 09/17/2015	300	300

Total Short-Term Instruments (Cost $15,600)		15,600

Total Investments in Securities (Cost $340,278)		369,726

Total Investments 168.9% (Cost $340,278)		$369,726
Preferred Shares (57.1%)		(125,000)
Other Assets and Liabilities, net (11.8%)		(25,810)

Net Assets Applicable to Common Shareholders 100.0%		$218,916

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5(a) in the Notes to Financial Statements for more information.

(c)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect onJune 30, 2015.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.140%	06/30/2015	07/01/2015	$6,200	U.S. Treasury Notes 2.625% due 11/15/2020	$(6,332)	$6,200	$6,200
SAL	0.250	06/30/2015	07/01/2015	5,500	U.S. Treasury Notes 1.625% due 06/30/2020	(5,610)	5,500	5,500

Total Repurchase Agreements						$(11,942)	$11,700	$11,700

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$345,239	$0	$345,239
Illinois	0	2,964	0	2,964
Indiana	0	5,188	0	5,188
New Jersey	0	735	0	735
Short-Term Instruments
Repurchase Agreements	0	11,700	0	11,700
Short-Term Notes	0	3,600	0	3,600
U.S. Treasury Bills	0	300	0	300

Total Investments	$0	$369,726	$0	$369,726

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Oversight Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair market value of the Fund’s portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time, and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets or liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of June 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 340,278	$31,872	$(2,424)	$29,448

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
DEU	Deutsche Bank Securities, Inc.	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund III

By:	/s/ Peter G. Strelow
Peter G. Strelow
President

Date: August 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President

Date: August 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer

Date: August 27, 2015